Goodwill - Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Roll Forward]
Balance, beginning of the year	$ 356,528	$ 311,865
Balance, end of the year	1,836,282	356,528
Deliverr Inc.
Goodwill [Roll Forward]
Acquisition	1,437,664	0
Donde Fashion Inc.
Goodwill [Roll Forward]
Acquisition	0	37,567
Other Acquisitions
Goodwill [Roll Forward]
Other acquisitions	$ 42,090	$ 7,096